AIM ETF Products Trusts

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Large Cap Buffer10 Apr ETF

AllianzIM U.S. Large Cap Buffer20 Apr ETF

AllianzIM U.S. Large Cap Buffer10 Jul ETF

AllianzIM U.S. Large Cap Buffer20 Jul ETF

AllianzIM U.S. Large Cap Buffer10 Oct ETF

AllianzIM U.S. Large Cap Buffer20 Oct ETF

AllianzIM U.S. Large Cap Buffer10 Jan ETF

AllianzIM U.S. Large Cap Buffer20 Jan ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

AllianzIM U.S. Large Cap Buffer10 Nov ETF

AllianzIM U.S. Large Cap Buffer20 Nov ETF

AllianzIM U.S. Large Cap Buffer10 Dec ETF

AllianzIM U.S. Large Cap Buffer20 Dec ETF

AllianzIM U.S. Large Cap Buffer10 Feb ETF

AllianzIM U.S. Large Cap Buffer20 Feb ETF

AllianzIM U.S. Large Cap Buffer10 Mar ETF

AllianzIM U.S. Large Cap Buffer20 Mar ETF

AllianzIM U.S. Large Cap Buffer10 May ETF

AllianzIM U.S. Large Cap Buffer20 May ETF

AllianzIM U.S. Large Cap Buffer10 Jun ETF

AllianzIM U.S. Large Cap Buffer20 Jun ETF

AllianzIM U.S. Large Cap Buffer10 Aug ETF

AllianzIM U.S. Large Cap Buffer20 Aug ETF

AllianzIM U.S. Large Cap Buffer10 Sep ETF

AllianzIM U.S. Large Cap Buffer20 Sep ETF

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

AllianzIM Buffer20 Allocation ETF

AllianzIM 6 Month Buffer10 Allocation ETF

(each a “Fund” and together, the “Funds”)

Supplement, dated December 5, 2025

to each Fund’s Current Prospectus and Statement of Additional Information (“SAI”), each as supplemented

This supplement updates certain information contained in each Fund’s prospectus and SAI and should be attached to each and retained for future reference.

At a meeting held on December 2, 2025 (the “Meeting”), the Board of Trustees of the Trust approved changes to the names and listing exchange of the Funds. These changes will be effective at market open on or about December 22, 2025 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1. Listing Exchange Change. Each Fund will transfer the primary listing for its shares (“Shares”) to the Cboe BZX Exchange, Inc. (“Cboe BZX Exchange”) and such Shares will no longer be listed or traded on the NYSE Arca, Inc. (“NYSE Arca”). Also, on the Effective Date, all references in each Fund’s Prospectus and SAI identifying the listing exchange for the Shares as NYSE Arca will be replaced with Cboe BZX Exchange. This change has no effect on any Fund’s investment objective or strategies, and the Funds’ ticker symbols will remain the same.

2. Name Change. On the Effective Date, the names of the following Funds will be changed as follows:

Current Name	New Name
AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Equity Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Equity Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Equity Buffer10 Feb ETF
AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Equity Buffer20 Feb ETF
AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Equity Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Equity Buffer20 Mar ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Equity Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Equity Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Equity Buffer10 May ETF
AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Equity Buffer20 May ETF
AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Equity Buffer10 Jun ETF
AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Equity Buffer20 Jun ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Equity Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Equity Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Aug ETF	AllianzIM U.S. Equity Buffer10 Aug ETF
AllianzIM U.S. Large Cap Buffer20 Aug ETF	AllianzIM U.S. Equity Buffer20 Aug ETF
AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Equity Buffer10 Sep ETF
AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Equity Buffer20 Sep ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Equity Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Equity Buffer20 Oct ETF
AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Equity Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Equity Buffer20 Nov ETF
AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Equity Buffer10 Dec ETF
AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Equity Buffer20 Dec ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF